Capital and financial risk management - Credit risk - Maximum exposure to credit risk (Details) € in Millions, ₨ in Billions, $ in Billions	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)
Capital and financial risk management
Financial guarantees	€ 1,010		€ 741
Financial Guarantees
Capital and financial risk management
Exposure from guarantee contracts	1,765		1,929
Credit risk
Capital and financial risk management
Maximum exposure to credit risk	36,336		28,060
Credit risk | Cash and bank deposits
Capital and financial risk management
Maximum exposure to credit risk	8,871		4,168
Credit risk | Money market funds
Capital and financial risk management
Maximum exposure to credit risk	2,130		2,015
Credit risk | Managed investment funds.
Capital and financial risk management
Maximum exposure to credit risk	3,141		2,024
Credit risk | Bonds and debt securities
Capital and financial risk management
Maximum exposure to credit risk	4,013		2,142
Credit risk | Collateral assets
Capital and financial risk management
Maximum exposure to credit risk	1,010		741
Credit risk | Other investments
Capital and financial risk management
Maximum exposure to credit risk	1,134		1,126
Credit risk | Derivative Financial Instruments
Capital and financial risk management
Maximum exposure to credit risk	4,197		4,226
Credit risk | Trade receivables
Capital and financial risk management
Maximum exposure to credit risk	5,717		5,513
Exposure from guarantee contracts	1,765		1,929
Credit risk | Contract assets [Member]
Capital and financial risk management
Maximum exposure to credit risk	4,605		4,067
Credit risk | Financial Guarantees
Capital and financial risk management
Maximum exposure to credit risk	1,518		2,038
Exposure from guarantee contracts	600	$ 1.0	€ 600	$ 1.0
Credit risk | Indus Towers and Bharti Infratel merger, secondary pledge | Financial Guarantees
Capital and financial risk management
Financial guarantees	€ 0				₨ 42.5